Provisions - Schedule of Other Provisions (Details) £ in Millions	6 Months Ended
Jun. 30, 2025 GBP (£)
Disclosure of other provisions [line items]
Provisions at beginning of the period	£ 2,198
Exchange and other adjustments	1
Provisions applied	(442)
(Credit) charge for the period	317
Provisions at end of the period	2,074
Provision for financial commitments and guarantees
Disclosure of other provisions [line items]
Provisions at beginning of the period	265
Exchange and other adjustments	1
Provisions applied	0
(Credit) charge for the period	(48)
Provisions at end of the period	218
Regulatory and legal provisions £m
Disclosure of other provisions [line items]
Provisions at beginning of the period	1,516
Exchange and other adjustments	0
Provisions applied	(171)
(Credit) charge for the period	35
Provisions at end of the period	1,380
Other £m
Disclosure of other provisions [line items]
Provisions at beginning of the period	417
Exchange and other adjustments	0
Provisions applied	(271)
(Credit) charge for the period	330
Provisions at end of the period	£ 476